DISCLOSURE OF OTHER INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	$ 353,618	$ 353,618
Ordinary shares [member]
Description of Ordinary Capital Share Types	100% of Capital corresponds to ordinary shares	100% of Capital corresponds to ordinary shares
Number of Authorized Shares by Type of Capital in Ordinary Shares	113,159,655	113,159,655
Nominal Value of Shares by Type of Capital in Ordinary Shares	$ 3.121	$ 3.121
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	$ 353,618	$ 353,618
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	113,159,655	113,159,655